Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 38,540	¥ 40,387	¥ 40,030
Net interest cost	(1,797)	(1,453)	(1,153)
Past service cost	108	(44)	(3)
Total	¥ 36,851	¥ 38,890	¥ 38,874